Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Related Party Transactions [Abstract]
Related Party Transactions
12.	RELATED PARTY TRANSACTIONS

Under the terms of an agreement with Summit Holdings and Blackstone Management Partners (“BMP”), whose affiliates include controlling stockholders of the Company, BMP provided monitoring, advisory and consulting services to the Company through March 17, 2015. In consideration for these services, the Company paid BMP the greater of $300,000 or 2.0% of the Company’s annual consolidated profit, as defined in the agreement. The management fees paid pursuant to this agreement are included in general and administrative expenses. The Company incurred management fees due to BMP totaling $1.0 million and $0.9 million during the period between December 28, 2014 and March 17, 2015 and in the three months ended March 29, 2014, respectively.

In connection with the IPO, the transaction and management fee agreement with BMP was terminated on March 17, 2015 for total fees of approximately $13.8 million, $13.4 million of which was paid to affiliates of Blackstone and the remaining $0.4 million was paid to affiliates of Silverhawk Summit, L.P. and to certain other equity investors.

BMP also undertook financial and structural analysis, due diligence investigations, corporate strategy and other advisory services and negotiation assistance related to acquisitions for which the Company paid BMP transaction fees equal to 1.0% of the aggregate enterprise value of any acquired entity or, if such transaction was structured as an asset purchase or sale, 1.0% of the consideration paid for or received in respect of the assets acquired or disposed. Under the terms of the agreement, BMP was permitted to assign, and had assigned, a portion of the fees to which it is entitled to Silverhawk Summit, L.P. and to certain other equity investors. During the three months ended March 28, 2015 and March 29, 2014, the Company paid BMP $1.7 million under this agreement and paid immaterial amounts to Silverhawk Summit, L.P. and to other equity investors. The acquisition-related fees paid pursuant to this agreement are included in transaction costs.

In addition to the fees paid to BMP pursuant to the agreements described above, the Company reimbursed BMP for direct expenses incurred, which were not material in the three months ended March 28, 2015 and March 29, 2014.

Blackstone Advisory Partners L.P., an affiliate of Blackstone, served as an initial purchaser of $13.0 million and $5.75 million principal amount of the senior notes issued in January 2014 and September 2014, respectively, and received compensation in connection therewith.

Cement sales to companies owned by a former noncontrolling member of Continental Cement were approximately $1.4 million and $1.7 million during the period between December 28, 2014 and March 11, 2015 and in the three months ended March 29, 2014, respectively. Accounts receivables due from the former noncontrolling member were $0.2 million as of December 27, 2014. In addition, in the first quarter of 2014, the Company made an interest payment of $0.7 million to a certain former noncontrolling member of Continental Cement for a related party note. The principal balance on the note was repaid in 2012.

In the three months ended March 29, 2014, the Company sold certain assets associated with the production of concrete blocks, including inventory and equipment, to a related party for $2.3 million.

(15) Related-Party Transactions

The Company incurred management fees paid to Blackstone Management Partners L.L.C. (“BMP”) totaling $4.4 million, $2.6 million and $2.1 million in 2014, 2013 and 2012, respectively, under terms of an agreement dated July 30, 2009, between Summit Materials and BMP. Under the terms of the agreement, BMP is permitted to, and has, assigned a portion of the fees to which it is entitled to receive to Silverhawk Summit, L.P. and to certain members of management. The fees were paid for consultancy services related to acquisition activities and are included in general and administrative expenses.

In addition to the management fee, in consideration of BMP undertaking financial and structural analysis, due diligence investigations, corporate strategy and other advice and negotiation assistance necessary to enable Summit Materials and its subsidiaries to undertake acquisitions, Summit Materials pays BMP a transaction fee equal to (x) 1.0% of the aggregate enterprise value of any acquired entity or (y) if such transaction is structured as an asset purchase or sale, 1.0% of the consideration paid for or received in respect of the assets acquired or disposed of. In addition, Summit Holdings has agreed to indemnify BMP and its affiliates against liabilities relating to the services contemplated by the transaction and management fee agreement and reimburse BMP and its affiliates for out-of-pocket expenses incurred in connection with providing such services.

Under the transaction and management fee agreement, BMP is permitted to, and has, assigned a portion of the fees it is entitled to receive from Summit Materials to Silverhawk Summit, L.P. and to certain members of management. Transaction fees paid for the year ended December 27, 2014 were $3.9 million and were immaterial in 2013 or 2012 and amounts paid to Silverhawk Summit, L.P. and to other equity holders were immaterial.

The Company earned revenue of $0.6 million and $7.9 million and incurred costs of $0.2 million and $0.2 million in connection with several transactions with unconsolidated affiliates for the years ended December 28, 2013 and December 29, 2012, respectively. As of December 28, 2013, accounts receivable from affiliates was $0.4 million. Transactions with unconsolidated affiliates in 2014 were immaterial.

Cement sales to companies owned by certain noncontrolling members of Continental Cement were approximately $14.3 million, $12.7 million and $12.5 million for the years ended December 27, 2014, December 28, 2013 and December 29, 2012, respectively, and accounts receivable due from these parties were approximately $1.2 million and $0.2 million as of December 27, 2014 and December 28, 2013, respectively.

Blackstone Advisory Partners L.P., an affiliate of Blackstone, served as an initial purchaser of $13.0 million and $5.75 million principal amount of the senior notes issued in January 2014 and September 2014, respectively, and received compensation in connection therewith.